CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings attributable to controlling interest	$ 4,549	$ 17,411	$ 24,272
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	30,804	30,429	32,917
Amortization of intangibles	5,183	6,919	8,308
Expense associated with share-based compensation arrangements	1,361	2,418	1,597
Excess tax benefits from share-based compensation arrangements	(36)	(430)	(603)
Expense associated with stock grant plans	167	214	109
Deferred income taxes (credit)	(1,939)	(2,708)	4,744
Net earnings attributable to noncontrolling interest	1,422	2,430	473
Net loss (gain) on sale or impairment of property, plant and equipment	2,490	1,239	(773)
Changes in:
Accounts receivable	(7,043)	(18,428)	31,071
Inventories	(4,496)	(24,946)	31,522
Accounts payable	(9,964)	9,646	(862)
Accrued liabilities and other	(11,242)	5,143	(5,901)
NET CASH FROM OPERATING ACTIVITIES	11,256	29,337	126,874
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(32,932)	(26,950)	(15,604)
Investment in joint venture			(659)
Acquisitions, net of cash received		(6,529)
Proceeds from sale of property, plant and equipment	1,814	835	11,724
Purchase of patents & product technology	(175)	(4,589)
Advances on notes receivable	(2,468)	(5,780)	(14)
Collections on notes receivable	472	227	171
Insurance proceeds			1,023
Other, net	289	13	30
NET CASH FROM INVESTING ACTIVITIES	(33,000)	(42,773)	(3,329)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under revolving credit facilities	(2,109)	2,109	(30,257)
Repayment of long-term debt	(745)	(744)	(19,207)
Borrowings of long-term debt			800
Debt issuance costs	(946)
Proceeds from issuance of common stock	2,971	2,333	2,420
Purchase of additional noncontrolling interest	(402)	(1,227)	(1,770)
Distributions to noncontrolling interest	(1,413)	(1,244)	(270)
Capital contribution from noncontrolling interest	80	450	14
Dividends paid to shareholders	(7,818)	(7,727)	(5,017)
Repurchase of common stock		(4,999)	(3,379)
Excess tax benefits from share-based compensation arrangements	36	430	603
Other, net	32	8	(72)
NET CASH FROM FINANCING ACTIVITIES	(10,314)	(10,611)	(56,135)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(32,058)	(24,047)	67,410
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	43,363	67,410	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	11,305	43,363	67,410
Cash paid (refunded) during the period for:
Interest	3,654	3,554	4,905
Income taxes	6,163	(1,698)	12,346
NON-CASH INVESTING ACTIVITIES:
Stock acquired through employees' stock notes receivable		50	125
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 246	$ 306	$ 338